Income taxes	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Income taxes
16.	Income taxes

(a)	Tax expense / (benefit)

	Year Ended December 31,
	2017	2016

Current (i)	$5,613	$65,952

Deferred
Temporary differences including tax losses (ii)	(177,342)	(131,399)
Withholding taxes (iii)	17,716	(44,844)
	$(159,626)	$(176,243)

Net income statement (benefit) expense for income taxes	$(154,013)	$(110,291)

(i)	Current taxes

In 2017, a cash payment of $1.2 million (2016 - $70.2 million) was made in respect of withholding tax in addition to other current taxes payable. Deferred tax liabilities for withholding taxes are reclassified to current tax prior to settlement.

(ii)	Deferred tax assets

2017 - Mongolia

Deferred tax assets of $418.3 million were recognized at December 31, 2017 in Mongolia, comprising of $294.5 million relating to tax losses that expire if not recovered against taxable profits within eight years and $123.8 million relating to accrued but unpaid interest expense and other temporary differences. Tax losses have been calculated in accordance with the provisions of the Oyu Tolgoi Investment Agreement and Mongolian laws.

The Company recognized deferred tax assets at December 31, 2017 to the extent recovery is considered probable. In assessing the probability of recovery, taxable profit projections, derived from cash flows from detailed life-of-mine and production plans, were evaluated with reference to commodity price sensitivities, operating cost assumptions, and carry-forward limits.

In January 2018, Oyu Tolgoi received a tax assessment from the Mongolian Tax Authority (the “MTA”) as a result of a general tax audit for the period covering 2013 through 2015 (see Note 24). The tax assessment resulted in an adjustment to the deferred tax asset, reducing tax losses and deductions for depreciation of property, plant, and equipment from years prior to 2017. The tax assessment impacts the timing of future tax deductions for depreciation of property, plant, and equipment which in turn affects the recoverability of tax losses.

During the year ended December 31, 2017, the Company recognized additional Mongolian deferred tax assets of $164.9 million, of which $81.9 million related to current year activity. The remaining movement in the Mongolian deferred tax asset was due to an overall strengthening of taxable income forecasts driven by improved long-term commodity price projections and the impact of the tax assessment, partly offset by updated operating assumptions in mine planning during the year.

2017 - Canada

The deferred tax asset at December 31, 2017 of $55.5 million was recognized in relation to non-capital Canadian tax losses carried forward. Non-capital losses expire if not recovered against taxable profits within twenty years. Updates to taxable income projections in Canada, including interest income, management service fees, and operating costs, increased projected taxable income against which the recoverability of tax losses were assessed.

2016 - Mongolia

At December 31, 2016, the Company recognized a deferred tax asset related to Mongolian tax losses and accrued but unpaid interest totaling $253.4 million. The Company reassessed the recoverability of previously unrecognized deferred tax assets and determined that a greater portion of its prior year temporary differences should be recognized, following a change in estimate of the probable quantum of taxable profit to be generated prior to the expiry of losses. The Company also determined that a portion of its 2016 operating loss should be recognized, expected to be utilized against projected taxable income. The change in taxable income projection at December 31, 2016 was driven by improved long-term commodity price projections and updated technical and operating assumptions in the final quarter of 2016.

2016 - Canada

The Company recognized an initial deferred tax asset of $43.0 million at December 31, 2016 in relation to non-capital Canadian tax losses, following realization of taxable income in Canada during 2016, and the Company’s increased confidence relating to management services payment receipts and interest income.

(iii)	Withholding taxes

Withholding tax is accrued on loans and recognized within deferred tax liabilities as interest accrues. Mongolian or Canadian withholding tax will be due upon payment of loan interest.

(b)	Reconciliation of income taxes calculated at the statutory rates to the actual tax provision

	Year Ended December 31,
	2017	2016
Loss from operations before taxes	$(43,085)	$(3,669)
Tax at Canadian combined federal and provincial income tax rate (26%)	(11,202)	(954)
Tax effect of:
Change in amount of deferred tax recognized	(92,098)	(54,541)
Difference in tax rates and treatment in foreign jurisdictions	(74,638)	(89,660)
Withholding taxes	18,932	22,457
Non deductible losses and expense	4,993	12,407

	$(154,013)	$(110,291)

Effective January 1, 2018, the Canadian statutory tax rate increased by 1% due to the British Columbia legislative change.

(c)	Deferred tax assets and liabilities

Recognized and unrecognized deferred tax assets and liabilities are shown in the table below:

	Recognized		Unrecognized
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Deferred tax assets
Non-capital losses (i)	$349,956	$278,767	$237,463	$334,747
Capital losses	-	-	120,209	107,347
Other temporary differences including accrued interest	123,786	17,632	205,736	232,822

	$473,742	$296,399	$563,408	$674,916

Deferred tax liabilities (ii)
Withholding tax	(25,788)	(8,072)	-	-

	$(25,788)	$(8,072)	$-	$-

(i)	Unrecognized deferred tax assets relating to non-capital losses for which recovery is not considered probable as at December 31, 2017 expire between 2020 and 2037.

(ii)

Deferred tax is not recognized on the unremitted earnings of subsidiaries where the Company is able to control the timing of the remittance and it is probable that there will be no remittance in the foreseeable future. At December 31, 2017, there were no unremitted earnings for which deferred tax liabilities had not been recognized (2016: nil).

In addition to the above, the Company has $812.1 million of investment tax credits at December 31, 2017. No deferred tax asset has been recognized in respect of these credits, in accordance with the initial recognition exception in IAS 12 Income taxes for transactions that are not a part of a business combination.